SUPPLEMENT DATED OCTOBER 19, 2004 TO
                                           CONTRACT PROSPECTUS DATED MAY 3, 2004

The following information supplements, and to the extent inconsistent therewith, replaces the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

EFFECTIVE OCTOBER 22, 2004 the Smith Barney Large Cap Core Portfolio changed its name to the Smith Barney Dividend Strategy Portfolio. Therefore, all references to the "Smith Barney Large Cap Core Portfolio" are replaced with "Smith Barney Dividend Strategy Portfolio".

The Variable Funding Options table is revised as follows:

FUNDING OPTION                                 INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------         ---------------------------------        ---------------------------------
SMITH BARNEY DIVIDEND STRATEGY         Seeks capital appreciation. The          Smith Barney Fund Management LLC
PORTFOLIO                              fund normally invests in dividend
                                       paying stocks.


The Underlying Fund Fees and Expenses in the Fee Table section of the prospectus are modified as follows:

                                              DISTRIBUTION                 TOTAL       CONTRACTUAL     NET TOTAL
                                                 AND/OR                    ANNUAL       FEE WAIVER      ANNUAL
                                 MANAGEMENT     SERVICE         OTHER    OPERATING    ND/OR EXPENSE    OPERATING
UNDERLYING FUND                     FEE       (12B-1) FEES    EXPENSES    EXPENSES    AREIMBURSEMENT    EXPENSES
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio                 0.75%           --          0.16%       0.91%            --          0.91%#


# Effective September 1, 2004, the management fee was reduced from 0.75% to 0.65% of assets under management. The revised fee schedule provides for additional fee reductions when assets under management exceed $1 billion.

SUPPLEMENT TO THE FOLLOWING CONTRACT PROSPECTUSES:
CITIELITE ANNUITY
TRAVELERS MARQUIS PORTFOLIOS
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
GOLD TRACK SELECT
TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE II VARIABLE ANNUITY
TRAVELERS VINTAGE 3 VARIABLE ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) VARIABLE ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY


October 2004                                                             L-24424